Long-Term Bank Loans - Schedule of Long-Term Bank Loans (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
LRC Bank [Member]
Long-term bank loans:
Long-term bank loans	[1]	$ 2,137,483

[1]	On November 23, 2023, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB15 million (equivalent to $2,137,483) as working capital for two years, with the maturity date on November 14, 2025. The fixed interest rate of the loan was 3.95% per annum. The Company pledged buildings of Jiangxi Universe as collateral to guarantee this loan.